Recently issued accounting standards (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Interest-bearing deposits with banks	SFr 1,313	SFr 1,447	SFr 1,298
Loans Receivable, Fair Value Disclosure	11,101	11,827	11,408
Financing Receivable and Fair value Loans, Net Reported amount	299,844	304,188	291,908
Financing Receivable, before Allowance for Credit Loss and Fee	290,249	293,992	282,131
Other Assets	42,171	48,902	39,637
Liabilities [Abstract]
Other Liabilities	29,071	31,703	31,434
Other Liabilities, Fair Value Disclosure	7,911	7,913	7,780
Off-Balance Sheet, Credit Loss, Liability	260	324	311
Retained Earnings (Accumulated Deficit)	32,715	SFr 32,582	32,834
Bank
Assets [Abstract]
Interest-bearing deposits with banks	1,245		1,230
Loans Receivable, Fair Value Disclosure	11,101		11,408
Financing Receivable and Fair value Loans, Net Reported amount	308,159		300,341
Financing Receivable, before Allowance for Credit Loss and Fee	298,563		290,563
Other Assets	38,779		36,574
Liabilities [Abstract]
Other Liabilities	27,935		30,340
Other Liabilities, Fair Value Disclosure	7,891		7,756
Off-Balance Sheet, Credit Loss, Liability	260		311
Retained Earnings (Accumulated Deficit)	SFr 15,973		SFr 15,871